Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combinations
Note 3. Business Combinations
Second Spectrum Acquisition
On June 15, 2021, the Company acquired all outstanding equity interests in Second Spectrum, Inc (“Second Spectrum”) for a total consideration of $199.4 million including $116.1 million in cash and $83.3 million in equity. Second Spectrum is a leading provider of cutting-edge data tracking and visualization solutions that partners with elite football and basketball clubs, leagues, federations, and media organizations around the world. The financial results of Second Spectrum have been included in the Company’s condensed consolidated statements of operations statements since the acquisition date of June 15, 2021.
Consideration Transferred
The summary computation of consideration transferred is presented as follows (in thousands):

Consideration Transferred
Cash for outstanding Second Spectrum capital stock (1)	$112,606
Fair value of Genius Sports Limited common stock issued for outstanding Second Spectrum capital stock (2)	83,291
Cash for vested outstanding Second Spectrum equity awards (3)	3,490

Total consideration transferred	$199,387

(1)	Includes cash consideration paid to former Second Spectrum shareholders totaling $112.6 million
(2)	Represents the issuance of 4.7 million shares of the Company’s common stock at June 15, 2021 closing price of $17.74 per share to the former Second Spectrum shareholders
(3)
Includes $3.5 million cash settlement of Second Spectrum’s vested outstanding stock options as of June 15, 2021 associated with the pre-acquisition
services provided by former Second Spectrum shareholders

Preliminary Purchase Price Allocation
Fair values are based on management’s analysis including work performed by third party valuation specialists. The following table summarizes the fair value of assets acquired and liabilities assumed on the acquisition date of June 15, 2021, with the excess recorded as goodwill (in thousands):

Fair value of net assets acquired	As of June 15, 2021
Cash and cash equivalents	$43,865
Accounts receivables, net	1,126
Prepaid expenses	252
Other current assets	1
Property and equipment, net	5,187
Intangible assets, net	83,800
Other assets	167
Goodwill	102,482

Total assets acquired	$236,880

Accounts payable	273
Accrued expenses	13,961
Deferred revenue	6,670
Other current liabilities	454
Deferred tax liability	16,135

Total liabilities assumed	$37,493

Total consideration transferred	$199,387

The following table sets forth the components of identifiable intangible assets acquired and their weighted average useful lives by major class of intangible assets as of the acquisition date of June 15, 2021 (in thousands):

	Useful Lives	As of June 15, 2021
	(years)	(in thousands)
Technology	3	$50,000
Marketing products (1)	3 – 15	33,800

Total intangible assets acquired subject to amortization		$83,800

(1)	Includes customer relationships of $31.0 million with a useful life of 3 years and trademarks of $2.8 million with an useful life of 15 years
Goodwill is primarily attributed to expected growth in new contracted customer contracts, new technologies anticipated from the acquisition and the assembled workforce of Second Spectrum. The goodwill acquired will not generate amortization deductions for income tax purposes.
During the three and six months ended June 30, 2021, the Company incurred transaction costs of $4.1 million in connection with the acquisition of Second Spectrum which was recorded in transaction expenses in the condensed consolidated statements of operations.

The Company’s condensed consolidated statements of operations for the three and six months ended June 30, 2021 included revenue of $0.7 million and net loss of $1.7 million attributable to Second Spectrum since the acquisition date of June 15, 2021.
Unaudited Pro Forma Information
The following unaudited pro forma financial information presents combined results of operations for the periods presented as if the acquisition of Second Spectrum had occurred on January 1, 2020 (in thousands):

	Three Months Ended June 30,
	2021	2020
Pro forma revenue	$60,595	$33,241
Pro forma net loss	(459,753)	(15,606)

	Six Months Ended June 30,
	2021	2020
Pro forma revenue	$119,133	$73,270
Pro forma net loss	(467,210)	(49,842)
The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or the future consolidated results of operations of the Company. The pro forma financial information presented above has been derived from the historical condensed consolidated financial statements of the Company and from the historical accounting records of Second Spectrum.
The unaudited pro forma results include certain pro forma adjustments to revenue and net loss that were directly attributable to the acquisition, assuming the acquisition had occurred on January 1, 2020, including the following:

(1)
Transaction costs of approximately $10.7 million are assumed to have occurred on January 1, 2020 and are recognized as if incurred in the first quarter of 2020. Of these transaction costs, $6.6 million are incurred by Second Spectrum and $4.1 million are incurred by the Company.

(2)
Payment of approximately $1.6 million related to the acceleration of Second Spectrum’s historical unvested stock options as a result of the acquisition is assumed to have occurred on January 1, 2020 and is recognized as if incurred in the first quarter of 2020.

FanHub Acquisition
On June 9, 2021, the Company acquired all outstanding equity interests in Fan Hub Media Holdings Pty Limited. (“FanHub”) for cash of approximately $13.2 million and equity of approximately $19.0 million. FanHub is a leading provider of free-to-play
(F2P) games and fan engagement solutions and provides a suite of technology solutions built around three core service offerings: games, betting and social activation. The Company included the financial results of FanHub in the consolidated financial statements from the date of the acquisition. The Company incurred transaction costs of $0.4 million in connection with the acquisition of FanHub which was recorded in transaction expenses in the consolidated statements of operations. In allocating consideration transferred based on estimated fair values, the Company recorded $13.0 million of newly acquired intangible assets including Technology and Marketing Products and $20.5 million of goodwill. The goodwill is not deductible for U.S. income tax purposes. The acquisition was not material to the Company’s condensed consolidated financial statements.

MAVEN TOPCO LIMITED [Member]
Business Combinations
Note 2. Business Combinations
Apax Funds Investment in Genius Sports
In connection with the Apax Funds Investment on September 7, 2018, the Company acquired all issued and outstanding equity interests in Genius Sports for total consideration transferred of $303.2 million. The business combination was accounted for using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting that is based on the fair value of net assets acquired. The excess of the total purchase price over the fair value of the assets acquired and liabilities assumed is recorded as goodwill.
Consideration Transferred
The summary computation of consideration transferred is presented as follows (in thousands):

Consideration Transferred
Cash for outstanding Genius Sports equity shares	$264,471
Cash paid to retire Genius Sports’ debt	33,343
Transaction costs paid on behalf of Genius Sports	5,422

Total consideration transferred	$303,236

Cash consideration for 100% of the shares of Genius Sports amounted to $264.5 million. The aggregate consideration transferred included approximately $33.3 million related to the repayment of certain outstanding loans and notes of Genius Sports, and $5.4 million of sell-side transaction costs paid for by the Company on behalf of Genius Sports. These transaction costs incurred by Genius Sports are included in the Predecessor period within transaction expenses in the consolidated statements of operations.
Purchase Price Allocation
Fair values are based on management’s analysis including work performed by third party valuation specialists. The following table summarizes the fair value of assets acquired and liabilities assumed on the closing date, with the excess recorded as goodwill (in thousands):

Fair Value of Assets Acquired	As of September 7, 2018
Cash and cash equivalents	$3,407
Accounts receivables, net	12,610
Contract assets	2,925
Prepaid expenses	1,917
Other current assets	427
Property and equipment, net	3,034
Intangible assets, net	129,772
Goodwill	185,030
Deferred tax asset	116
Other assets	1,480

Total assets acquired	$340,718
Accounts payable	5,643
Accrued expenses	9,672
Deferred revenue	7,669
Other current liabilities	1,625
Long-term debt	202
Deferred tax liability	12,671

Total liabilities assumed	$37,482

Consideration transferred	$303,236

The following table sets forth the components of identifiable intangible assets acquired and their weighted average useful lives by major class of intangible assets as of the date of the acquisition (in thousands):

	Useful Lives	As of September 7, 2018
Data rights	10 years	$67,959
Technology	3 years	38,958
Marketing products	3 – 15 years	22,855

Total intangible assets subject to amortization		$129,772

Goodwill is primarily attributed to the assembled workforce of Genius Sports and the expected growth in new contracted customer contracts, data rights, and new technologies anticipated from the combined company. The goodwill acquired will not generate amortization deductions for income tax purposes.
The Company incurred transaction costs of $4.0 million in connection with the acquisition of Genius Sports, which were incurred in the period preceding and up to close of the transaction. These costs incurred by the Company are included in the opening accumulated deficit balance of the successor period as of September 8, 2018 within the consolidated statements of changes in temporary equity and shareholders’ deficit. No material transaction costs were incurred during the period from September 8, 2018 through December 31, 2018 (Successor).
Oppia Acquisition
On July 31, 2019, the Company acquired all outstanding equity interests in Oppia Performance BVBA (“Oppia”) for cash and contingent consideration of approximately $2.9 million. Oppia provides proprietary technology which delivers low cost automated streaming content. The Company included the financial results of Oppia in the consolidated financial statements from the date of the acquisition. The acquisition was not material to the Company’s consolidated financial statements. Also, transaction costs were not material to the Company’s consolidated financial statements. In allocating consideration transferred based on estimated fair values, the Company recorded $2.6 million of goodwill. The goodwill is not deductible for U.S. income tax purposes. In the year ended December 31, 2020 (Successor), the Company recorded $0.3 million income from gain on fair value remeasurement of contingent consideration.
Sportzcast Acquisition
On December 10, 2020, the Company acquired all outstanding equity interests in Sportzcast, Inc. (“Sportzcast”) for cash of approximately $4.4 million. Sportzcast focuses on providing devices and solutions to translate very low latency official sports data feeds directly from sporting arenas and stadiums into a standard data format. The Company included the financial results of Sportzcast in the consolidated financial statements from the date of the acquisition. The Company incurred transaction costs of $0.2 million in connection with the acquisition of Sportzcast which was recorded in transaction expenses in the consolidated statements of operations. In allocating consideration transferred based on estimated fair values, the Company recorded $1.8 million of newly acquired intangible assets including Technology and Marketing Products and $2.2 million of goodwill. The goodwill is not deductible for U.S. income tax purposes. The acquisition was not material to the Company’s consolidated financial statements.